Borrowings and Derivative Liabilities (Details) - USD ($)							1 Months Ended					3 Months Ended						6 Months Ended	9 Months Ended				12 Months Ended
	Sep. 21, 2025	Jul. 10, 2025	Sep. 30, 2024	Sep. 16, 2024	Jul. 31, 2024	Jul. 01, 2024	Sep. 30, 2024	Jul. 31, 2024	Sep. 30, 2023	Dec. 31, 2022	Oct. 31, 2020	Sep. 28, 2025	Jun. 29, 2025	Mar. 30, 2025	Dec. 31, 2024	Sep. 29, 2024	Jun. 30, 2024	Jun. 29, 2025	Sep. 28, 2025		Sep. 29, 2024		Dec. 31, 2024		Dec. 29, 2024		Dec. 31, 2023		Dec. 31, 2022	Sep. 24, 2025	Apr. 30, 2025	Oct. 31, 2023	Dec. 31, 2018
Borrowings and Derivative Liabilities [Line Items]
Senior notes issued																									$ 13,000,000
Derivative liability			$ 91,500,000				$ 91,500,000
Fair value warrants						$ 7,300,000													$ 3,122,000		$ 2,116,000		$ (2,921,000)				$ (29,310,000)
Debt discount							10,900,000											$ 10,900,000
Gain on troubled debt												$ 19,800,000							$ 19,800,000				22,337,000	[1]	22,337,000	[2]		[1],[2]
Principal amount																									$ 66,800,000
Accrued interest rate												12.00%							12.00%
Shares of common stock (in Shares)												89,167,963							89,167,963						73,784,645		49,065,361
Principal amount																														$ 20,000,000
Rate of senior unsecured convertible notes				7.00%
Rate of senior notes issued				7.00%
Bear interest				7.00%																										7.00%
Rate of senior notes convertible into shares				7.00%
Rate of holders senior notes				7.00%
Rate of senior notes due payable				7.00%
Rate of senior notes			7.00%
Unamortized debt discount	$ 2,200,000				$ 900,000			$ 900,000
Debt issuance cost	200,000
Net Proceeds	$ 19,600,000
Percentage of acquisition membership interest																														100.00%
Common stock, par value (in Dollars per share)												$ 0.0001							$ 0.0001						$ 0.0001		$ 0.0001
Indebtedness amount												$ 37,200,000							$ 37,200,000
Revolving loan balance												11,700,000							11,700,000
Revolving loan balance																			3,900,000
Secured credit facility balance																			13,100,000
Additional gain															$ 2,500,000
Contingent interest payable												$ 1,200,000				$ 3,900,000			$ 1,200,000		3,900,000				$ 2,200,000
Annual interest rate												4.50%							4.50%
Revolving loan amount																			$ 3,500,000
Carrying amount of convertible notes																											$ 61,937,000
Interest expense																											0
Related party expenses																									$ 1,100,000		0
Percentage of incremental default interest																									0.50%
Derivative fixed interest rate																									12.00%
Short-term debt												$ 204,300,000							204,300,000						$ 1,500,000
Amortization of issuance costs																			14,259,000	[3]	1,361,000	[3]	$ 5,842,000	[4]				[4]
Notes Payable [Member]
Borrowings and Derivative Liabilities [Line Items]
Conversion rate																									7.00%
Common Stock [Member]
Borrowings and Derivative Liabilities [Line Items]
Price per share (in Dollars per share)																														$ 1.71
Interest Expense [Member]
Borrowings and Derivative Liabilities [Line Items]
Interest expense																											600,000
Polar Settlement Agreement [Member]
Borrowings and Derivative Liabilities [Line Items]
Balance outstanding																											300,000
Twelve Percentage Senior Unsecured Convertible Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Senior notes issued					$ 46,000,000			46,000,000
Notes issued								$ 18,000,000
Bearing interest rate					12.00%			12.00%																	12.00%
Maturity date								Jul. 01, 2029
Interest rate					3.00%			3.00%
Conversion price, per share (in Dollars per share)					$ 1.68			$ 1.68
Derivative liability					$ 28,700,000			$ 28,700,000																	$ 34,700,000
Fair value warrants								1,400,000
Debt discount								900,000
Gain on troubled debt								$ 500,000
Principal amount																									28,000,000
Unamortized debt discount																									27,800,000
Interest expense recognized																									1,800,000		$ 0
Carrying amount of convertible notes																									77,300,000
Convertible notes																									70,400,000
Interest expense												$ 1,410,000				849,000			$ 4,182,000		849,000				$ 2,800,000
Derivative fixed interest rate																									12.00%
Twelve Percentage Senior Unsecured Convertible Notes [Member] | Unsecured Debt [Member]
Borrowings and Derivative Liabilities [Line Items]
Interest rate					12.00%			12.00%																	12.00%		12.00%
Percentage of debt discount percentage																									12.00%		12.00%
Twelve Percentage Senior Unsecured Convertible Notes [Member] | Convertible Debt [Member]
Borrowings and Derivative Liabilities [Line Items]
Bearing interest rate					12.00%			12.00%
Interest rate																									12.00%
Conversion rate								12.00%
Twelve Percentage Senior Unsecured Convertible Notes [Member] | Notes Payable [Member]
Borrowings and Derivative Liabilities [Line Items]
Interest rate					12.00%			12.00%
Twelve Percentage Senior Unsecured Convertible Notes [Member] | Derivative liability [Member]
Borrowings and Derivative Liabilities [Line Items]
Derivative liability					$ 28,700,000			$ 28,700,000
July 2024 Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Bearing interest rate												0.50%							0.50%
Interest rate																															0.50%
Derivative liability												$ 3,700,000							$ 3,700,000
Principal amount																									$ 18,000,000
July 2025 Note – related party [Member]
Borrowings and Derivative Liabilities [Line Items]
Interest rate												12.00%							12.00%
Principal amount												$ 1,000,000							$ 1,000,000
July 2025 Note – related party [Member] | Common Stock [Member]
Borrowings and Derivative Liabilities [Line Items]
Shares of common stock (in Shares)												558.6592							558.6592
July 2025 Note [Member]
Borrowings and Derivative Liabilities [Line Items]
Bearing interest rate												62.80%							62.80%
Seven Percentage Senior Unsecured Convertible Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Senior notes issued			$ 66,800,000				$ 66,800,000
Bearing interest rate			7.00%				7.00%					47.30%							47.30%
Maturity date							Jul. 01, 2029
Interest rate			7.00%				7.00%
Derivative liability			$ 91,500,000				$ 91,500,000
Debt discount							66,800,000
Principal amount																			$ 13,000,000						13,000,000
Financing los							$ 24,700,000
Interest expense recognized																									$ 4,000,000		$ 0
Conversion rate							7.00%
Interest expense												$ 1,431,000				52,000			$ 4,253,000		52,000
Percentage of debt discount percentage																									7.00%		7.00%
Related party expenses																									$ 500,000		$ 0
Seven Percentage Senior Unsecured Convertible Notes [Member] | Unsecured Debt [Member]
Borrowings and Derivative Liabilities [Line Items]
Interest rate			7.00%				7.00%																		7.00%
Seven Percentage Senior Unsecured Convertible Notes [Member] | Common Stock [Member]
Borrowings and Derivative Liabilities [Line Items]
Conversion price, per share (in Dollars per share)			$ 2.14	$ 2.14			$ 2.14
September 2024 Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Senior notes issued			$ 13,000,000				$ 13,000,000						$ 200,000					$ 200,000
Bearing interest rate												7.00%							7.00%						7.00%
Derivative liability																									$ 62,400,000
Principal amount														$ 200,000
Rate of senior notes	7.00%
Unamortized debt discount																									73,700,000
Interest expense recognized																									1,400,000		0
Carrying amount of convertible notes																									79,800,000
Convertible notes																									68,500,000
Convertible Notes 2024 [Member]
Borrowings and Derivative Liabilities [Line Items]
Bearing interest rate												27.60%							27.60%
Principal amount																			$ 66,800,000
September 2025 Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Bearing interest rate	65.10%
Derivative liability	$ 15,400,000
Interest expense												$ 34,000							34,000
July 2024 Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Principal amount					$ 8,000,000			$ 8,000,000
July 2024 Notes [Member] | Common Stock [Member]
Borrowings and Derivative Liabilities [Line Items]
Shares of common stock (in Shares)					1,500,000			1,500,000
Debt in CS Solis [Member]
Borrowings and Derivative Liabilities [Line Items]
Notes issued								$ 10,000,000
Gain on troubled debt								$ 12,500,000
Principal amount																											7,200,000
Contingent interest payable																0					0
Interest expense																									3,900,000		2,700,000
Revolving loan exchanged for notes																											33,280,000
Carlyle contributed																									$ 25,600,000
Redemption price percentage																									10.50%
Investment dividend payable percentage																									25.00%
Warrant to purchase shares (in Shares)																									5,978,960
Price per share (in Dollars per share)																									$ 0.01
Purchase of shares (in Shares)																									4,132,513
Short-term debt																											33,300,000
Amortization of issuance costs																									$ 0		700,000
2018 Bridge Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Bearing interest rate																																	8.00%
Interest rate					12.00%			12.00%
Interest expense recognized																									$ 700,000		1,200,000
Convertible secured notes																																	$ 3,400,000
Loan amount					$ 11,700,000			$ 11,700,000
2018 Bridge Notes [Member] | Notes Payable [Member]
Borrowings and Derivative Liabilities [Line Items]
Bearing interest rate																									12.00%
Interest rate during period								12.00%
SCI Loan Agreement [Member]
Borrowings and Derivative Liabilities [Line Items]
Maturity date											Oct. 31, 2023
Revolving Loan [Member]
Borrowings and Derivative Liabilities [Line Items]
Interest rate																																12.00%
Working Capital Loan [Member] | Polar Settlement Agreement [Member]
Borrowings and Derivative Liabilities [Line Items]
Monthly installments payment									$ 500,000
Carlyle Warrant Agreement [Member]
Borrowings and Derivative Liabilities [Line Items]
Warrant to purchase shares (in Shares)																									2,745,879
Common stock price (in Dollars per share)																									$ 0.01
Outstanding warrants (in Shares)																									1,995,879
Debt agreement description																									(a) the greater of (i) 1,995,879 shares and (ii) the number of shares equal to 2.795% of the Company’s issued and outstanding shares of common stock, on a fully-diluted basis; plus (b) on and after the date that is ten (10) days after the date of the agreement, an additional 350,000 shares; plus (c) on and after the date that is thirty (30) days after the date of the agreement, if the original investment amount has not been repaid, an additional 150,000 shares; plus (d) on and after the date that is ninety (90) days after the date of the agreement, if the original investment amount has not been repaid, an additional 250,000 shares, in each case, of Company Common Stock at a price of $0.01 per share. The warrants are classified as liabilities under ASC 815 and are recorded within warrant liability on the Company’s consolidated statements of operations and comprehensive loss.
Convertible Senior Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Debt instrument amount					37,200,000			$ 37,200,000
Two Thousand Twenty Two Convertible Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Accrued interest rate																									5.00%
Interest expense																									$ 400,000		700,000
Purchase price of convertible notes																													$ 12,000,000
Notes fair value																											$ 6,700,000
Issuance of shares (in Shares)																											5,316,460
Two Thousand Twenty Two Convertible Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Carrying amount of convertible notes																											$ 33,300,000
Purchase price of convertible notes																											21,300,000
Revolving Loan [Member]
Borrowings and Derivative Liabilities [Line Items]
Interest expense recognized												$ 100,000				100,000			$ 200,000		400,000
Secured Credit Facility [Member]
Borrowings and Derivative Liabilities [Line Items]
Gain on troubled debt					9,800,000
Interest expense recognized													$ 0				$ 1,000,000								3,500,000		1,000,000
Secured credit facility balance					13,100,000			13,100,000
Annual interest rate										70.00%																			70.00%
Maximum amount										$ 10,000,000																			$ 10,000,000
Aggregate borrowing										20,000,000																			$ 20,000,000
Secured credit facility exchanged										$ 13,100,000
Secured credit facility outstanding																									0		12,200,000
Accrued financing cost																									4,500,000
Secured Credit Facility [Member]
Borrowings and Derivative Liabilities [Line Items]
Interest expense recognized																									$ 500,000		500,000
Annual interest rate												7.75%							7.75%
Annual interest rate																									7.75%
Prime rate plus																									4.50%
Revolving loan exchanged for notes																																$ 3,500,000
Secured Credit Facility [Member] | SCI Loan Agreement [Member]
Borrowings and Derivative Liabilities [Line Items]
Revolving loan											$ 5,000,000
Secured Credit Facility [Member] | Kline Hill Partners Opportunity IV SPV LLC [Member]
Borrowings and Derivative Liabilities [Line Items]
Purchase price																																5,000,000
Secured Credit Facility [Member] | Kline Hill Partners IV SPV LLC [Member]
Borrowings and Derivative Liabilities [Line Items]
Exchange rate percentage										12.00%
Revocable Living Trust [Member]
Borrowings and Derivative Liabilities [Line Items]
Revolving loan outstanding																									$ 1,500,000							$ 1,500,000
Term Loan [Member] | SCI Loan Agreement [Member]
Borrowings and Derivative Liabilities [Line Items]
Revolving loan											$ 5,000,000
Carlyle [Member] | Twelve Percentage Senior Unsecured Convertible Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Senior notes issued					10,000,000			10,000,000
Carlyle [Member] | July 2024 Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Principal amount						$ 10,000,000
Related Party [Member]
Borrowings and Derivative Liabilities [Line Items]
Derivative liability																									3,000,000
Interest expense recognized																									200,000
Contingent interest payable																									1,300,000
Related Party [Member] | Twelve Percentage Senior Unsecured Convertible Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Senior notes issued					$ 18,000,000			$ 18,000,000
Interest expense recognized																											1,700,000
Interest expense												$ 550,000				546,000			$ 1,932,000		546,000
Related Party [Member] | Twelve Percentage Senior Unsecured Convertible Notes [Member] | Unsecured Debt [Member]
Borrowings and Derivative Liabilities [Line Items]
Bearing interest rate					12.00%			12.00%
Related Party [Member] | Twelve Percentage Senior Unsecured Convertible Notes [Member] | Convertible Debt [Member]
Borrowings and Derivative Liabilities [Line Items]
Interest rate					12.00%			12.00%
Related Party [Member] | July 2025 Note – related party [Member]
Borrowings and Derivative Liabilities [Line Items]
Interest expense												138,000							138,000
Related Party [Member] | Seven Percentage Senior Unsecured Convertible Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Senior notes issued			4,000,000				4,000,000
Interest expense												143,000				6,000			425,000		6,000
Related Party [Member] | Massey Charitable Trust [Member]
Borrowings and Derivative Liabilities [Line Items]
Senior notes issued			$ 4,000,000				$ 4,000,000
Related Party [Member] | September 2024 Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Interest expense recognized																									200,000		$ 0
Related Party [Member] | Two Thousand Twenty Two Convertible Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Carrying amount of convertible notes																									$ 12,100,000
Related Party [Member] | Revolving Loan [Member]
Borrowings and Derivative Liabilities [Line Items]
Interest expense recognized												$ 100,000							$ 100,000
Rodgers Revocable Trust [Member]
Borrowings and Derivative Liabilities [Line Items]
Note received		$ 5,000,000
Enphase Energy, Inc., [Member] | September 2025 Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Senior notes issued	$ 22,000,000
Kline Hill [Member]
Borrowings and Derivative Liabilities [Line Items]
Loan amount					$ 3,900,000			$ 3,900,000
Kline Hill [Member] | Common Stock [Member]
Borrowings and Derivative Liabilities [Line Items]
Shares of common stock (in Shares)						1,500,000																			1,500,000
Common stock, par value (in Dollars per share)						$ 0.0001																			$ 0.0001
Kline Hill [Member] | July 2024 Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Principal amount						$ 8,000,000
2018 Bridge Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Interest expense recognized																$ 0					$ 700,000
Limited Liability Company [Member] | Twelve Percentage Senior Unsecured Convertible Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Senior notes issued					$ 10,000,000			$ 10,000,000
Carlyle [Member] | Seven Percentage Senior Unsecured Convertible Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Principal amount percentage						12.00%
Kline Hill [Member] | Seven Percentage Senior Unsecured Convertible Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Principal amount percentage						12.00%
Class B Membership Units [Member] | Debt in CS Solis [Member]
Borrowings and Derivative Liabilities [Line Items]
Membership units																									100
Class A Membership Units [Member] | Debt in CS Solis [Member]
Borrowings and Derivative Liabilities [Line Items]
Membership units																									100
Maximum [Member] | Twelve Percentage Senior Unsecured Convertible Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Bearing interest rate																									33.40%
Maximum [Member] | July 2024 Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Bearing interest rate					33.40%			33.40%
Principal amount								$ 28,000,000
Maximum [Member] | September 2024 Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Bearing interest rate																									47.30%
Maximum [Member] | 2018 Bridge Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Increased repayment premium, percentage																													120.00%
Minimum [Member] | Twelve Percentage Senior Unsecured Convertible Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Bearing interest rate																									31.70%
Principal amount								$ 18,000,000
Minimum [Member] | July 2024 Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Bearing interest rate					31.70%			31.70%
Minimum [Member] | September 2024 Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Bearing interest rate																									27.60%
Minimum [Member] | 2018 Bridge Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Increased repayment premium, percentage																													110.00%
Previously Reported [Member]
Borrowings and Derivative Liabilities [Line Items]
Contingent interest payable																									$ 1,600,000

[1]	Gain includes $12.5 million with a related party in the fiscal year ended December 29, 2024. Refer to Note 15 - Borrowings and Derivative Liabilities for details.
[2]	Includes the following related party transactions (in millions):
[3]	Includes related party amortization expense of $2.7 million and $0.6 million in the thirty-nine week periods ended September 28, 2025 and September 29, 2024, respectively.
[4]	Includes $1.6 million of amortization of debt issuance costs with related parties.